Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Current Liabilities
Fair value of swaps		$ 4,538
Other current liabilities	$ 7,005	790
Total	$ 7,005	$ 5,328